Tax Matters - Summary of Detailed Information About Components of Income Tax Expense Explanatory (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Major components of tax expense (income) [abstract]
Current tax expense	$ 197.2	$ 0.0	$ 0.0
Deferred income tax expense	101.7	0.0	(4.3)
Income Tax Expense Continuing Operations	298.9	0.0	(4.3)
Tax effect of net unrealized loss on cash flow hedges	7.8	16.1	0.0
Tax effect of actuarial gains on defined benefit pension obligation	0.0	0.0	4.6
Tax effect of actuarial gains on other post-employment benefits	0.0	0.0	2.6
Income tax relating to components of other comprehensive income	$ 7.8	$ 0.0	$ 7.2